Goodwill And Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
Goodwill And Intangible Assets

Note 5—Goodwill and Intangible Assets:

Effective February 1, 2011, the Company redefined its Government and Commercial reportable segments into the following: Defense Solutions (DS); Health, Energy and Civil Solutions (HECS); and Intelligence and Cybersecurity Solutions (ICS) (see Note 8). The carrying value of goodwill by segment at January 31, 2011 has been recast to give effect to the change in reportable segments and for discontinued operations ($14 million).

The changes in the carrying value of goodwill by segment for the six months ended July 31, 2011 were as follows:

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2011	$405	$634	$625	$1,664
Acquisitions	—	14	—	14
Adjustments	—	1	(5)	(4)

Goodwill at July 31, 2011	$405	$649	$620	$1,674

Goodwill adjustments for the six months ended July 31, 2011 resulted from the finalization of purchase price allocations related to prior year acquisitions.

Intangible assets, including those arising from preliminary estimates of assets acquired relating to acquisitions, for the periods presented consisted of the following:

	July 31, 2011			January 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$127	$76	$51	$121	$65	$56
Software and technology	169	48	121	157	37	120
Other	2	1	1	2	1	1

Total finite-lived intangible assets	298	125	173	280	103	177
Indefinite-lived intangible assets:
In-process research and development	19	—	19	30	—	30
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	23	—	23	34	—	34

Total intangible assets	$321	$125	$196	$314	$103	$211

Amortization expense related to finite-lived intangible assets was $22 million and $17 million for the six months ended July 31, 2011 and 2010, respectively.

There were no goodwill or intangible asset impairment losses during the six months ended July 31, 2011 and 2010.

The estimated annual amortization expense related to finite-lived intangible assets as of July 31, 2011 was as follows:

Fiscal Year Ending January 31
(in millions)
2012 (remainder of the fiscal year)	$20
2013	36
2014	32
2015	23
2016	19
2017	14
2018 and thereafter	29

$173

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments, the outcome and timing of completion of in-process research and development projects (the assets of which will become amortizable upon completion and placement into service, or will be impaired if abandoned), adjustments to preliminary valuations of intangible assets and other factors.

Note 5—Goodwill and Intangible Assets:

Effective February 1, 2011, the Company redefined its Government and Commercial reportable segments into the following: Defense Solutions (DS); Health, Energy and Civil Solutions (HECS); and Intelligence and Cybersecurity Solutions (ICS) (see Note 17). The carrying value of goodwill by segment at January 31, 2009 has been recast to give effect to the change in reportable segments and for discontinued operations ($13 million).

The changes in the carrying value of goodwill by segment were as follows:

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2009	$378	$410	$448	$1,236
Acquisitions	2	105	74	181
Foreign currency translation	—	1	—	1
Adjustments	2	—	—	2

Goodwill at January 31, 2010	$382	$516	$522	$1,420
Acquisitions	—	140	103	243
Adjustments	23	(22)	—	1

Goodwill at January 31, 2011	$405	$634	$625	$1,664

Goodwill adjustments in fiscal 2011 and 2010 resulted from the finalization of purchase price allocations related to prior year acquisitions.

Intangible assets, including those arising from preliminary estimates of assets acquired relating to acquisitions, consisted of the following:

	January 31
	2011			2010
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$121	$65	$56	$117	$47	$70
Software and technology	157	37	120	58	31	27
Other	2	1	1	2	1	1

Total finite-lived intangible assets	280	103	177	177	79	98
Indefinite-lived intangible assets:
In-process research and development	30	—	30	3	—	3
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	34	—	34	7	—	7

Total intangible assets	$314	$103	$211	$184	$79	$105

Finite-lived intangible assets with a gross carrying value of $17 million became fully amortized in fiscal 2011 and are no longer reflected in the gross carrying value after becoming fully amortized.

The estimated annual amortization expense related to finite-lived intangible assets as of January 31, 2011 was as follows:

Year Ending January 31
(in millions)
2012	$40
2013	32
2014	28
2015	20
2016	17
2017 and thereafter	40

$177

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments, the outcome and timing of completion of in-process research and development projects (the assets of which will become amortizable upon completion and placement into service, or will be impaired if abandoned), adjustments to preliminary valuations of intangible assets and other factors.